LVEY-STATSUP-1

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class A, B, C, R, Y and Investor Class shares of the Fund listed below:

Invesco Low Volatility Equity Yield Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

LVEY-STATSUP-1

ACST-STATSUP-1

Statutory Prospectus Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statutory Prospectus for Class R5 and Class R6 shares, as applicable, of the Funds listed below:

Invesco American Franchise Fund

Invesco Core Plus Bond Fund

Invesco Equally-Weighted S&P 500 Fund

Invesco Equity and Income Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Growth and Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Small Cap Discovery Fund

Invesco Strategic Real Return Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the prospectus are hereby removed as of the date set forth above.

ACST-STATSUP-1

ACST-SOAI-SUP-2

Statement of Additional Information Supplement dated February 1, 2017

The purpose of this mailing is to provide you with changes to the current Statement of Additional Information for Class A, B, C, R, Y, R5, R6 and Investor Class shares, as applicable, of the Funds listed below:

Invesco Core Plus Bond Fund

Invesco Floating Rate Fund

Invesco Global Real Estate Income Fund

Invesco Low Volatility Equity Yield Fund

Invesco Short Duration High Yield Municipal Fund

Invesco Strategic Real Return Fund

Andrew Waisburd will no longer serve as Portfolio Manager to Invesco Low Volatility Equity Yield Fund. All references to Mr. Waisburd in the Statement of Additional Information are hereby removed as of the date set forth above.

ACST-SOAI-SUP-2

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